Accruals and Other Liabilities - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Liabilities for AROs settled	$ 0	$ 167,000